Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of issued capital [Abstract]
Schedule of Issued and Fully Paid Share Capital

	Number of shares
Ordinary shares of 10p (formerly 25p) each	2024	2023	2022
At 1 January	63,569,225,662	67,287,852,204	71,022,593,135
Issued under employee share schemes	734,265,017	667,636,165	793,990,660
Share buyback programme (note 33)	(3,686,477,708)	(4,386,262,707)	(4,528,731,591)
At 31 December	60,617,012,971	63,569,225,662	67,287,852,204

	2024		2023		2022
Ordinary shares of 10p (formerly 25p) each	£m	% of share capital	£m	% of share capital	£m	% of share capital
At 1 January	6,358		6,729		7,102
Issued under employee share schemes	73		67		80
Share buyback programme (note 33)	(369)		(438)		(453)
At 31 December	6,062	99.52	6,358	99.46	6,729	99.50